Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,500,000
Previously Paid Amount	0.00
Total Fee Amount	1,450.05
Total Offset Amount	0.00
Net Fee	1,450.05
Narrative - Max Aggregate Offering Price	$ 10,500,000
Final Prospectus	true